Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments And Joint Ventures [Abstract]
Summarized Financial Information - Balance Sheet Data
	December 31, 2018		December 31, 2017
Balance Sheet	Navios Europe I	Navios Europe II	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$19,160	$27,544	$19,185	$16,882
Current assets	$22,732	$33,479	$22,417	$28,403
Non-current assets	$139,955	$195,805	$145,940	$195,784
Current liabilities	$83,059	$39,150	$21,284	$25,805
Long-term debt including current portion, net of deferred finance costs and discount	$64,818	$99,153	$75,472	$109,223
Non-current liabilities	$61,035	$168,195	$125,283	$164,276

Summarized Financial Information - Income Statement Data

	Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
Income Statement	Navios Europe I	Navios Europe II	Navios Europe I	Navios Europe II	Navios Europe I	Navios Europe II
Revenue	$34,885	$49,870	$37,468	$38,633	$40,589	$30,893
Net income/ (loss) before non-cash change in fair value of Junior Loan	$(22,881)	$(12,899)	$(20,778)	$(40,921)	$(2,174)	$(25,062)
Net income/ (loss)	$(3,197)	$(12,169)	$9,762	$(9,086)	$16,137	$(34,059)